Segment Information - Summary of Income Data By Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 4,540.4	$ 4,197.2	$ 3,771.1
Cost of sales and services	(3,628.2)	(3,537.6)	(3,293.5)
Gross Profit	912.2	659.6	477.6
Operating income (expense)	(1,022.7)	(458.3)	(801.0)
Operating profit before financial income (expense)	(110.5)	201.3	(323.4)
Financial income (expense), net	(123.5)	(199.4)	(232.7)
Foreign exchange gain (loss), net	28.2	25.5	(79.1)
Loss before taxes on income	(205.8)	27.4	(635.2)
Income tax expense	2.3	(70.9)	(93.1)
Loss for the period	(203.5)	(43.5)	(728.3)
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	4,540.4	4,197.2	3,771.1
Operating Segments [member] | Unallocated [member]
Disclosure of operating segments [line items]
Operating income (expense)	(69.6)	(69.0)	(69.2)
Operating profit before financial income (expense)	(69.6)	(69.0)	(69.2)
Financial income (expense), net	(123.5)	(199.4)	(232.7)
Foreign exchange gain (loss), net	28.2	25.5	(79.1)
Income tax expense	2.3	(70.9)	(93.1)
Commercial Aviation [Member]
Disclosure of operating segments [line items]
Revenue	1,543.9	1,316.4	1,114.4
Cost of sales and services	(1,382.3)	(1,263.9)	(1,086.8)
Gross Profit	161.6	52.5	27.6
Operating income (expense)	(145.5)	(57.1)	(300.8)
Operating profit before financial income (expense)	16.1	(4.6)	(273.2)
Commercial Aviation [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	1,543.9	1,316.4	1,114.4
Defense & Security [Member]
Disclosure of operating segments [line items]
Revenue	447.6	594.4	653.9
Cost of sales and services	(350.8)	(488.4)	(549.1)
Gross Profit	96.8	106.0	104.8
Operating income (expense)	(86.8)	(89.0)	(72.2)
Operating profit before financial income (expense)	10.0	17.0	32.6
Defense & Security [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	447.6	594.4	653.9
Executive Aviation [Member]
Disclosure of operating segments [line items]
Revenue	1,244.4	1,130.1	1,071.5
Cost of sales and services	(953.2)	(923.4)	(886.1)
Gross Profit	291.2	206.7	185.4
Operating income (expense)	(141.5)	(76.9)	(95.5)
Operating profit before financial income (expense)	149.7	129.8	89.9
Executive Aviation [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	1,244.4	1,130.1	1,071.5
Service & support [Member]
Disclosure of operating segments [line items]
Revenue	1,266.8	1,132.2	920.0
Cost of sales and services	(912.3)	(827.6)	(751.4)
Gross Profit	354.5	304.6	168.6
Operating income (expense)	(193.2)	(143.2)	(240.7)
Operating profit before financial income (expense)	161.3	161.4	(72.1)
Service & support [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	1,266.8	1,132.2	920.0
All Other Segments [Member]
Disclosure of operating segments [line items]
Revenue	37.7	24.1	11.3
Cost of sales and services	(29.6)	(34.3)	(20.1)
Gross Profit	8.1	(10.2)	(8.8)
Operating income (expense)	(386.1)	(23.1)	(22.6)
Operating profit before financial income (expense)	(378.0)	(33.3)	(31.4)
All Other Segments [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	37.7	24.1	11.3
Total reportable Segments [member]
Disclosure of operating segments [line items]
Revenue	4,540.4	4,197.2	3,771.1
Cost of sales and services	(3,628.2)	(3,537.6)	(3,293.5)
Gross Profit	912.2	659.6	477.6
Operating income (expense)	(953.1)	(389.3)	(731.8)
Operating profit before financial income (expense)	$ (40.9)	$ 270.3	$ (254.2)